RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 18,154,145	$ 23,197,360